Disposal of Elite (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Discontinued Operations:
Revenue	$ 20,115,554	$ 38,452,206	$ 56,292,093
Cost of revenues	(19,692,138)	(36,488,874)	(52,367,418)
Selling expenses	(1,501,110)	(2,383,372)	(1,416,283)
General and administrative expenses	(1,417,608)	(2,359,160)	(2,481,313)
Allowance for doubtful accounts and obsolescence stock	(6,721,854)	(77,808,582)	(25,162,381)
Other expenses, net	(140,264)	(1,618,258)	(1,091,836)
Income tax benefits
Net gain from discontinued operations	37,845,726
Net income (loss) from discontinued operations	$ 28,488,305	$ (82,206,040)	$ (26,227,138)